AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 12, 2019

REGISTRATION NOS. 033-75340

811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 83	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 84	[X]

Guinness Atkinson Funds

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 628-2787

James J. Atkinson, President

Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communication to:

Alexandra K. Alberstadt, Esq

Perkins Coie LLP

30 Rockefeller Plaza 22nd Floor

New York, New York 10112

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on April 30, 2019, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 79 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on December 21, 2018 for the purpose of creating the new series, Guinness Atkinson Smart Transportation ETF. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 79 to the Registrant’s Registration Statement filed on December 21, 2018. The Registrant may file additional subsequent delaying amendments designating a new effective date.

In addition, the name of the series has been changed from Guinness Atkinson Smart Transportation ETF to Smart Transportation ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 12th day of April, 2019.

GUINNESS ATKINSON FUNDS

By:	/s/ James Atkinson
James Atkinson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/James Atkinson	President	April 12, 2019
James Atkinson

/s/Dr. Gunter Dufey*	Trustee	April 12, 2019
Dr. Gunter Dufey

/s/J.I. Fordwood*	Trustee	April 12, 2019
J.I. Fordwood

/s/Timothy Guinness*	Trustee	April 12, 2019
Timothy Guinness

/s/Bret A. Herscher*	Trustee	April 12, 2019
Bret A. Herscher

/s/Susan Penry-Williams*	Trustee	April 12, 2019
Susan Penry-Williams

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	April 12, 2019
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer	April 12, 2019
Rita Dam

*By: /s/ Rita Dam
Rita Dam Attorney-in-Fact